Intangible Assets and Goodwill	12 Months Ended
Sep. 01, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill

As of	2016		2015
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortizing assets
Product and process technology	$757	$(402)	$864	$(416)
Other	1	—	2	(1)
	758	(402)	866	(417)
Non-amortizing assets
In-process R&D	108	—	—	—

	$866	$(402)	$866	$(417)

Goodwill(1)	$104		$23

(1)	Included in other noncurrent assets.

We perform an annual impairment assessment for goodwill and non-amortizing intangible assets in the fourth quarter of our fiscal year.

During 2016 and 2015, we capitalized $30 million and $98 million, respectively, for product and process technology with weighted-average useful lives of ten years and seven years, respectively. Amortization expense was $117 million, $117 million, and $110 million for 2016, 2015, and 2014, respectively.  The expected annual amortization expense for intangible assets held as of September 1, 2016 is $107 million for 2017, $93 million for 2018, $46 million for 2019, $30 million for 2020, and $25 million for 2021.

In the first quarter of 2016, we acquired Tidal Systems, Ltd., a developer of PCIe NAND Flash storage controllers, to enhance our NAND Flash controller technology for $148 million. In connection therewith, we recognized $108 million of in-process R&D; $81 million of goodwill, which was derived from expected cost reductions and other synergies and was assigned to our Storage Business Unit; and $41 million of deferred tax liabilities; which, in aggregate, represented substantially all of the purchase price. The in-process R&D was valued using a replacement cost approach, which included inputs of reproduction cost, including developer's profit, and opportunity cost. We will begin amortizing the in-process R&D when development is complete, which is estimated to be in 2018, and will amortize it over its then estimated useful life. The goodwill is not deductible for tax purposes.